PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 23,337	$ 14,516
Less - accumulated depreciation		8,217	5,286
Depreciated cost		15,120	9,230
Computers, software and Related Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	[1]	12,976	9,149
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		6,148	3,200
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 4,213	$ 2,167

[1]	For the years ended December 31, 2017 and 2018, the Company capitalized $1,027 and $1,391 including $31 and $27 of share-based compensation costs, relating to its internal use software development, respectively.